PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	¥ (210,901,538)	$ (33,095,053)	¥ (40,301,906)	¥ (31,641,810)
Net cash provided by (used in) investing activities	130,352,405	20,455,136	(288,737,892)	285,594,134
Net cash provided by (used in) financing activities	64,034	10,048	503,479,539	(22,252,291)
Effect of foreign currency exchange rate changes on cash	(9,222,065)	(1,447,143)	(32,220,775)	2,527,206
Net (decrease) increase in cash and cash equivalents	(89,707,164)	(14,077,012)	142,218,966	234,227,239
Cash and cash equivalents at the beginning of the year	439,492,788	68,966,009	297,273,822	63,046,583
Cash and cash equivalents at the end of the year	349,785,624	$ 54,888,997	439,492,788	297,273,822
Reportable Legal Entities | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(6,796,246)		1,961,394	(702,200)
Net cash provided by (used in) investing activities	(234,224,099)		(252,497,206)	2,015,462
Net cash provided by (used in) financing activities	64,034		532,995,338	(920,710)
Effect of foreign currency exchange rate changes on cash	(4,934,037)		(21,301,631)	76,203
Net (decrease) increase in cash and cash equivalents	(245,890,348)		261,157,895	468,755
Cash and cash equivalents at the beginning of the year	261,878,455		720,560	251,805
Cash and cash equivalents at the end of the year	¥ 15,988,107		¥ 261,878,455	¥ 720,560